Fair Value Measurements (Details Narrative) (fuboTV Inc. Pre-Merger) - Fubo TV Pre-Merger [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Issued and sold principal amount of convertible notes	$ 16,150	$ 16,150	$ 3,050	$ 3,050			$ 16,150	$ 3,050
Repaid of convertible note amount	$ 5,000				$ 1,250	$ 5,000	5,000
Issuance of convertible notes derivatives							2,120	574
Fair Value, Inputs, Level 3 [Member]
Issuance of convertible notes derivatives					$ 2,120	$ 2,120	$ 2,120	$ 574
Series E-1 Convertible Preferred Stock [Member]
Conversion of shares, par value	$ 0.001	$ 0.001				$ 0.001